Cash Dividends (Narrative) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Payments of Dividends	$ 9	$ 48	$ 222